1270289

05004937

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

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FORM D

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

SEC USE ONLY		
Prefix		Serial
DATE RECEIVED		

Name of Offering ([ ] check if this is an amendment and name has changed, and indicate change.) Private Placement of Units – See Exhibit A

Filing Under (Check box(es) that apply): [ ] Rule 504 [ ] Rule 505 [X] Rule 506 [ ] Section 4(6) [ ] ULOE

Type of Filing: [X] New Filing [ ] Amendment

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer ([ ] check if this is an amendment and name has changed, and indicate change.)
DOUBLESTAR RESOURCES LTD.

Address of Executive Offices
(Number and Street, City, State, Zip Code)
#305, 1549 Marine Drive, West Vancouver, British Columbia V7V 1H9 Canada

Telephone Number (Including Area Code)
604.922.7377

Address of Principal Business Operations
(Number and Street, City, State, Zip Code)
N/A

Telephone Number (Including Area Code)
N/A
(if different from Executive Offices)

Brief Description of Business:

MINERAL RESOURCE EXPLORATION AND DEVELOPMENT COMPANY

Type of Business Organization

ORIGINAL

[X] corporation [ ] limited partnership, already formed [ ] other (please specify):
[ ] business trust [ ] limited partnership, to be formed

	Month	Year		
Actual or Estimated Date of Incorporation or Organization:	[10]	[02]	[X] Actual	[ ] Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction) [CN] [ ]

GENERAL INSTRUCTIONS

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When to File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where to File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:

This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix in the notice constitutes a part of this notice and must be completed.

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:

- Each promoter of the issuer, if the issuer has been organized within the past five years;

- Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
- Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
- Each general and managing partner of partnership issuers.

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [X] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)
James G. G. Watt

Business or Residence Address (Number and Street, City, State, Zip Code)
570 Foress Drive, Port Moody, British Columbia V3H 1J2 Canada

Check Box(es) that Apply: [X] Promoter [X] Beneficial Owner [X] Executive Officer [X] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)
Alan Savage

Business or Residence Address (Number and Street, City, State, Zip Code)
4190 Rose Crescent, West Vancouver, British Columbia V7V 2N8 Canada

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [X] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)
G. Arnold Armstrong

Business or Residence Address (Number and Street, City, State, Zip Code)
247, 658 Leg-In-Boot Square, Vancouver, British Columbia V5Z 4B3 Canada

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [X] Executive Officer [X] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)
Robert J. Gayton

Business or Residence Address (Number and Street, City, State, Zip Code)
5145 Ashfield Road, West Vancouver, British Columbia V7W 2X4 Canada

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [X] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)
Paul Frederick Saxton

Business or Residence Address (Number and Street, City, State, Zip Code)
109 Furry Creek Drive, Furry Creek, British Columbia V0N 3Z2 Canada

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [X] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)
Simon Patrick Clarke

Business or Residence Address (Number and Street, City, State, Zip Code)
5429 Westhaven Wynd, Vancouver, British Columbia V7W 3G1 Canada

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [x] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)
Alvin Jackson

Business or Residence Address (Number and Street, City, State, Zip Code)
680 Greenwood Road, West Vancouver, British Columbia V7X 1X8 Canada

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [X] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)
Paul Gray

Business or Residence Address (Number and Street, City, State, Zip Code)
#1, 1081 West 8th Avenue, Vancouver, British Columbia, V6H 1C3, Canada

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

1. Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?........ Yes [ ] No [X]

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual?...................... $N/A

3. Does the offering permit joint ownership of a single unit?....................................... Yes [ ] No [X]

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)
Global Resource Investments Ltd.

Business or Residence Address (Number and Street, City, State, Zip Code)
7770 El Camino Real, Carlsbad, California USA 92009

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... [ ] All States

[AL]	[AK]	[AZ]	[AR]	[CA] X	[CO]	[CT]	[DE]	[DC]	[FL]	[GA] X	[HI]	[ID]
[IL] X	[IN]	[IA] X	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO] X
[MT] X	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH] X	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX] X	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero." If the transaction is an exchange offering, check this box ¨ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$	$
Equity	$	$
[ ] Common [ ] Preferred		
Convertible Securities (including warrants)	$	$
Partnership Interests	$	$
Other (Specify Units – see Exhibit A).	$427,522.79	$427,522.79
Total	$427,522.79	$427,522.79

Answer also in Appendix, Column 3, if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	11	$427,522.79
Non-accredited Investors	Nil	$
Total (for filings under Rule 504 only)		$

Answer also in Appendix, Column 4, if filing under ULOE.

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C-Question 1.

Type of offering	Type of Security	Dollar Amount Sold
Rule 505	________	$________
Regulation A	________	$________
Rule 504	________	$________
Total	________	$________

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	[ ]	$________
Printing and Engraving Costs	[ ]	$________
Legal Fees	[X]	$5,000.00
Accounting Fees	[ ]	$________
Engineering Fees	[ ]	$________
Sales Commissions (specify finders' fees separately)	[X]	$32,265.87
Other Expenses (identify) ________	[ ]	$________
Total	[X]	$37,265.87

b. Enter the difference between the aggregate offering price given in response to Part C - Question 1 and total expenses furnished in response to Part C - Question 4.a. This difference is the "adjusted gross proceeds to the issuer." $390,256.92

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C - Question 4.b above.

	Payments to Officers, Directors, & Affiliates	Payments To Others
Salaries and fees	[ ] $________	[ ] $________
Purchase of real estate	[ ] $________	[ ] $________
Purchase, rental or leasing and installation of machinery and equipment	[ ] $________	[ ] $________
Construction or leasing of plant buildings and facilities	[ ] $________	[ ] $________
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer	[ ] $________	[ ] $________

pursuant to a merger)		
Repayment of indebtedness	[ ] $________	[ ] $________
Working capital	[X] $390,256.92	[ ] $________
Other (specify):____________________	[ ] $________	[ ] $________
____________________	[ ] $________	[ ] $________
____________________		
Column Totals	[X] $390,256.92	[ ] $________
Total Payments Listed (column totals added)	[X] $390,256.92	

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
Doublestar Resources Ltd.	[signature]	**February 14, 2005**
Name of Signer (Print or Type)	Title of Signer (Print or Type)	
Alan Savage	**Chief Executive Officer**	

ATTENTION

Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)

E. STATE SIGNATURE

EXHIBIT A

A. Total Offering

a)	Total Number of Units Sold:	2,000,000
b)	Offering Price Per Unit:	CDN$0.265
c)	Each Unit consists on one "Class A" share and one two year Share Purchase Warrant ("Warrant"). Each Warrant entitles the holder to purchase one additional common share at a price of CDN$0.30 per share.	
d)	Units sold to U.S. Purchasers:	2,000,000

This Offering was effected in the U.S. pursuant to Regulation D.